Pay vs Performance Disclosure - USD ($)	12 Months Ended					29 Months Ended	31 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024	Jul. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to First PEO ($)	Compensation Actually Paid to Second PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($) (in thousands) (5)	Company Selected Measure: Revenue ($) (in thousands) (6)
							Total Stock holder Return ($)(4)	Peer Group Total Stock holder Return ($)(4)
2024	—	18,143,031	—	(24,338,934)	7,473,706	5,972,582	156	168	1,862,106	3,646,166
2023	—	522,667	—	74,249,630	11,333,745	13,760,300	199	130	(35,610)	3,055,071
2022	202,028	122,651,735	(13,866,816)	153,878,150	411,737	(11,364,015)	123	80	(96,047)	2,802,574
2021	199,100	—	(32,587,745)	—	11,394,930	(25,236,449)	173	154	316,438	2,578,027
2020	199,100	—	81,738,645	—	4,047,470	49,261,185	294	162	(128,323)	1,692,658

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The dollar amounts reported represent (i) the total compensation reported in our Summary Compensation Table above for our first PEO and second PEO and (ii) the average total compensation paid of our non-PEO NEOs for the covered fiscal years. For the years reported in the table, Mr. Silbermann was our first PEO from January 2020 to July 2022, and Mr. Ready was our second PEO from July 2022 to December 2024.The non-PEO NEOs represent the following individuals for each of the fiscal years shown:

Year	Non-PEO NEOs
2024	Julia Brau Donnelly, Matthew Madrigal, Wanji Walcott, Malik Ducard, Sabrina Ellis
2023	Julia Brau Donnelly, Todd Morgenfeld, Malik Ducard, Sabrina Ellis, Wanji Walcott
2022	Todd Morgenfeld, Christine Flores, Naveen Gavini, Wanji Walcott
2021	Evan Sharp, Todd Morgenfeld, Christine Flores, Naveen Gavini
2020	Evan Sharp, Todd Morgenfeld, Christine Flores, Françoise Brougher

Peer Group Issuers, Footnote	The company and peer group total stockholder return ("TSR") assumed an initial investment of $100 on December 31, 2019. We have historically used the compensation peer group set forth in "—Compensation discussion and analysis—Competitive positioning" for purposes of this table. This year, we determined the Nasdaq CTA Internet Index (QNET Index) is more relevant because it is aligned with our peer group and also serves as the performance benchmark for some of our executive compensation. We have included both the 2024 compensation peer group and the QNET Index TSR for this transitional year, but will not include the compensation peer group in future years. For 2024, Etsy was added to the peer group and Lyft, Qualtrics International, Twitter and VMware were removed from the 2023 peer group using the same criteria we used to establish the compensation peer group above in "—Compensation discussion and analysis—Competitive positioning".

Year	Company TSR ($)	QNET Index ($)	Compensation Peer Group TSR ($)
2024	156	168	173
2023	199	130	142
2022	123	80	104
2021	173	154	180
2020	294	162	181

Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Second PEO ($)
2024	18,143,031	17,537,031	(24,944,934)	(24,338,934)
Equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair value of stock options was calculated using the Black‑Scholes option-pricing model using updated assumptions as of each measurement date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. See "Note 8 to the Consolidated Financial Statements" included in our 2024 annual report on Form 10-K filed with the SEC on February 6, 2025 for the assumptions used in calculating the grant date fair value. The amounts deducted or added in calculating the equity award adjustments are as follows:

Second PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2024	17,038,864	(36,611,904)	—	(5,371,894)	—	—	(24,944,934)

Average Non-PEO NEOs
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2024	4,883,136	(210,556)	1,043,823	(582,376)	—	—	5,134,027

Non-PEO NEO Average Total Compensation Amount	$ 7,473,706	$ 11,333,745	$ 411,737	$ 11,394,930	$ 4,047,470
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,972,582	13,760,300	(11,364,015)	(25,236,449)	49,261,185
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	7,473,706	6,635,151	5,134,027	5,972,582
Equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair value of stock options was calculated using the Black‑Scholes option-pricing model using updated assumptions as of each measurement date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. See "Note 8 to the Consolidated Financial Statements" included in our 2024 annual report on Form 10-K filed with the SEC on February 6, 2025 for the assumptions used in calculating the grant date fair value. The amounts deducted or added in calculating the equity award adjustments are as follows:

Second PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2024	17,038,864	(36,611,904)	—	(5,371,894)	—	—	(24,944,934)

Average Non-PEO NEOs
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2024	4,883,136	(210,556)	1,043,823	(582,376)	—	—	5,134,027

Compensation Actually Paid vs. Total Shareholder Return
The following charts set forth the relationship between CAP to our PEOs and the average CAP to our other NEOs to (i) the company’s cumulative TSR and peer group TSR, (ii) net income, and (iii) revenue, each over the five most recently completed fiscal years.
Compensation actually paid versus company TSR

Compensation Actually Paid vs. Net Income	Compensation actually paid versus company net income
Compensation Actually Paid vs. Company Selected Measure	Compensation actually paid versus company revenue
Tabular List, Table

Most Important Financial Performance Measures
Revenue
Adjusted EBITDA(1)
Relative TSR

Total Shareholder Return Amount	$ 156	199	123	173	294
Peer Group Total Shareholder Return Amount	168	130	80	154	162
Net Income (Loss)	$ 1,862,106,000	$ (35,610,000)	$ (96,047,000)	$ 316,438,000	$ (128,323,000)
Company Selected Measure Amount	3,646,166,000	3,055,071,000	2,802,574,000	2,578,027,000	1,692,658,000
Additional 402(v) Disclosure	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year.The dollar amounts reported represent net income (loss) in our "Notes to consolidated financial statements" included in our annual report on Form 10-K for the applicable year.
(6)The dollar amounts reported represent revenue in our "Notes to consolidated financial statements" included in our annual report on Form 10-K for the applicable year.
	Adjusted EBITDA is a non-GAAP financial measure. See Appendix A for more information.
Previous Peer Group Total Shareholder Return Amount	$ 173	$ 142	$ 104	$ 180	$ 181
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Benjamin Silberman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	202,028	199,100	199,100
PEO Actually Paid Compensation Amount	0	0	(13,866,816)	(32,587,745)	81,738,645
PEO Name							Mr. Silbermann
Bill Ready [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	18,143,031	522,667	122,651,735	0	0
PEO Actually Paid Compensation Amount	(24,338,934)	$ 74,249,630	$ 153,878,150	$ 0	$ 0
PEO Name						Mr. Ready
PEO | Bill Ready [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,537,031)
PEO | Bill Ready [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,944,934)
PEO | Bill Ready [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,038,864
PEO | Bill Ready [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,611,904)
PEO | Bill Ready [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bill Ready [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,371,894)
PEO | Bill Ready [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bill Ready [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,635,151)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,134,027
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,883,136
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,556)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,043,823
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(582,376)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0